Goodwill - Sensitivity to changes in assumptions (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Goodwill	$ 29,702	$ 29,702	$ 202,848
Excess of recoverable value over carrying value	96,032
Electrometallurgy United States Segment
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Goodwill	29,700
Excess of recoverable value over carrying value	96,000
Electrometallurgy United States Segment | Sensitivity On Discount Rate, Decrease By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units	59,400
Electrometallurgy United States Segment | Sensitivity On Discount Rate, Increase By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units	(46,500)
Electrometallurgy United States Segment | Sensitivity On Long Term Growth Rate, Decrease By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units	(6,800)
Electrometallurgy United States Segment | Sensitivity On Long Term Growth Rate, Increase By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units	7,100
Electrometallurgy United States Segment | Sensitivity On Cash Flows, Decrease By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units	(86,600)
Electrometallurgy United States Segment | Sensitivity On Cash Flows, Increase By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units	$ 86,600